UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Hard Assets ETFs

	AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.8%
	Argentina: 0.3%
	295,717		Cresud S.A.C.I.F. y A. (ADR)		$3,811,792

	Australia: 1.4%
	2,118,688		AWB Ltd. † #		2,379,691
	2,135,198		AWB Ltd. Rights
			(AUD 1.00, expiring 10/24/2009) * #		518,215
	566,569		GrainCorp. Ltd. * #		4,509,258
	1,285,737		Nufarm Ltd. † #		12,804,391
					20,211,555

	Brazil: 4.5%
	1,028,036		Cosan Ltd. (Class A) (USD) *		8,121,484
	1,110,982		Brasil Foods S.A. (ADR) * †		59,159,792
					67,281,276

	Canada: 9.4%
	675,879		Maple Leaf Foods, Inc.		5,982,345
	1,333,997		Potash Corp. of Saskatchewan, Inc.		120,513,289
	899,200		Viterra, Inc. * †		8,947,597
	501,137		Viterra, Inc. (Additional Share Issue) * †		4,887,178
					140,330,409

	Chile: 4.1%
	1,551,866		Sociedad Quimica y Minera de Chile S.A. (ADR) †		60,724,517

China / Hong Kong: 1.4%
	22,742,100		China Agri-Industries Holdings Ltd. † #		21,187,498

	Indonesia: 1.8%
	9,285,376		PT Astra Agro Lestari Tbk #		20,088,501
	8,045,702		PT Perusahaan Perkebunan
			London Sumatra Indonesia Tbk #		6,324,372
					26,412,873

	Ireland: 0.5%
	1,730,870		Glanbia PLC #		7,052,422

	Japan: 4.2%
	7,581,000		Kubota Corp. #		62,968,084

	Malaysia: 5.4%
	36,963,000		IOI Corp. BHD #		55,291,468
	6,294,170		Kuala Lumpur Kepong BHD #		25,035,269
					80,326,737

	Netherlands: 2.3%
	1,399,765		CNH Global N.V. (USD) *		23,907,986
	207,070		Nutreco Holding N.V. † #		10,080,692
					33,988,678

	Norway: 3.6%
	1,719,092		Yara International ASA #		54,100,744

	Singapore: 11.4%
	71,572,745		Golden Agri-Resources Ltd. * #		21,667,384
	4,714,418		Golden Agri-Resources Ltd. Warrants
			(SGD 0.54, expiring 7/23/12) *		434,956
	8,537,520		Indofood Agri Resources Ltd. * † #		9,616,542
	11,740,087		Olam International Ltd. † #		20,675,751
	26,473,751		Wilmar International Ltd. † #		117,895,962
					170,290,595
	Switzerland: 7.7%
	2,483,784		Syngenta A.G. (ADR)		114,129,875

	United Kingdom: 1.2%
	2,707,756		Tate & Lyle PLC #		18,355,329

	United States: 40.6%
	545,105		AGCO Corp. *		15,061,251
	925,164		Agrium, Inc.		46,063,916
	107,903		Andersons, Inc. †		3,798,186
	2,321,966		Archer-Daniels-Midland Co.		67,847,847
	790,313		Bunge Ltd.		49,481,497
	285,708		CF Industries Holdings, Inc.		24,636,601
	262,637		Chiquita Brands International, Inc.*		4,244,214
	440,104		Corn Products International, Inc.		12,551,766
	484,826		Darling International, Inc. *		3,563,471
	1,567,031		Deere & Co.		67,256,970
	1,166,017		Del Monte Foods Co.		13,502,477
	442,404		Intrepid Potash Inc. *		10,436,310
	72,587		Lindsay Corp. †		2,858,476
	1,535,215		Monsanto Co.		118,825,641
	2,292,247		Mosaic Co.		110,188,313
	846,560		Smithfield Foods, Inc. * †		11,682,528
	588,362		Terra Industries, Inc.		20,398,510
	1,809,639		Tyson Foods, Inc.		22,855,741
					605,253,715

	Total Common Stocks
	(Cost: $1,633,580,365)				1,486,426,099

Total Investments Before Collateral
for Securities Loaned: 99.8%
	(Cost: $1,633,580,365)				1,486,426,099

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 8.4%
			Dreyfus Government
	123,644,011		Cash Management Fund		123,644,011

			Bank of New York
	2,069,636		Institutional Cash Reserve Series B		346,664
	Total Collateral
	(Cost: $125,713,647)				123,990,675

	Total Investments: 108.2%
	(Cost: $1,759,294,012)				1,610,416,774
Liabilities in excess of other assets: (8.2)%					(121,413,329)
	NET ASSETS: 100.0%				$1,489,003,445

ADR	American Depositary Receipt
AUD	Australian Dollar
SGD	Singapore Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $118,181,061.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $470,551,573 which represents 31.6% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $1,774,489,677 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$105,600,633
Gross Unrealized Depreciation					(269,673,536)
Net Unrealized Depreciation					$(164,072,903)

Summary of Investments by Sector				% of
Excluding Collateral for Securities Loaned				Investments	Value
Agricultural Chemicals				40.9%	$608,365,662
	Agricultural Equipment			14.3	212,461,951
	Agriproduct Operations			32.1	476,959,705
	Ethanol/Biodiesel			1.9	27,511,870
	Livestock Operations			10.8	161,126,911
				100.0%	$1,486,426,099

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Argentina	$ 3,811,792	$ -	$ -	$ 3,811,792
	Australia	-	20,211,555	-	20,211,555
Brazil		59,159,792	-	-	59,159,792
	Canada	140,330,409	-	-	140,330,409
Chile		60,724,517	-	-	60,724,517
	China / Hong Kong	-	21,187,498	-	21,187,498
	Indonesia	-	26,412,873	-	26,412,873
	Ireland	-	7,052,422	-	7,052,422
Japan		-	62,968,084	-	62,968,084
	Malaysia	-	80,326,737	-	80,326,737
	Netherlands	23,907,986	10,080,692	-	33,988,678
	Norway	-	54,100,744	-	54,100,744
	Singapore	434,956	169,855,639	-	170,290,595
	Switzerland	114,129,875	-	-	114,129,875
	United Kingdom	-	18,355,329	-	18,355,329
	United States	613,375,199	-	-	613,375,199

	Money Market Fund:
	United States	123,990,675	-	-	123,990,675
Total		$ 1,139,865,201	$ 470,551,573	$ -	$1,610,416,774

See Note to Schedules of Investments

	COAL ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
	COMMON STOCKS: 99.8%
	Australia: 10.3%
	458,589		Aquila Resources Ltd. * #		$2,867,010
	1,565,126		Centennial Coal Co. Ltd. † #		4,430,089
	30,651		Coal & Allied Industries Ltd. #		2,162,343
	357,599		Felix Resources Ltd. † #		5,380,003
	158,731		Gloucester Coal Ltd. † #		880,340
	511,122		Macarthur Coal Ltd. #		4,229,338
	939,021		New Hope Corp. Ltd. #		4,751,375
	506,468		Riversdale Mining Ltd. * #		2,410,843
	613,927		Whitehaven Coal Ltd. #		2,012,686
					29,124,027

	Canada: 1.0%
	1,058,637		Western Canadian Coal Corp. *		2,850,518

	China / Hong Kong: 22.7%
	15,818,095		China Coal Energy Co. Ltd. #		20,535,941
	5,001,908		China Shenhua Energy Co. Ltd. #		21,680,309
	9,252,067		Fushan International Energy Group Ltd. * #		6,189,311
	4,056,307		Hidili Industry International Development Ltd. * #		3,767,200
	8,265,961		Yanzhou Coal Mining Co. Ltd. #		11,878,614
					64,051,375

	Indonesia: 14.6%
	50,198,715		Adaro Energy Tbk PT #		7,387,297
	71,714,500		Bumi Resources Tbk PT #		23,645,674
	29,603,000		Darma Henwa Tbk PT * #		639,291
	5,899,500		Indika Energy Tbk PT #		1,484,311
	1,251,552		Indo Tambangraya Megah Tbk PT #		3,117,178
	3,396,500		Tambang Batubara Bukit Asam Tbk PT #		4,923,118
					41,196,869

	Japan: 0.2%
	631,500		Nippon Coke & Engineering Co. Ltd. #		723,067

	Singapore: 1.3%
	2,438,200		Straits Asia Resources Ltd. † #		3,660,153

	South Africa: 3.0%
	711,425		Exxaro Resources Ltd. #		8,479,341

	United Kingdom: 0.4%
	574,914		UK Coal PLC * #		1,062,882
	87,797		UK Coal PLC Rights
			(GBP 0.75, expiring 10/8/09) * #		56,869
					1,119,751

	United States: 46.3%
	341,870		Alpha Natural Resources, Inc. *		11,999,637
	652,908		Arch Coal, Inc.		14,448,854
	316,654		Bucyrus International, Inc.		11,279,216
	523,563		Consol Energy, Inc.		23,617,927
	50,247		FreightCar America, Inc.		1,221,002
	74,210		Fuel Tech, Inc. * †		831,152
	539,196		International Coal Group, Inc. *		2,172,960
	116,399		James River Coal Co. *		2,224,385
	300,398		Joy Global, Inc.		14,701,478
	360,246		Massey Energy Co.		10,047,261
	315,154		Patriot Coal Corp. * †		3,706,211
	604,912		Peabody Energy Co.		22,514,825
	200,314		Walter Energy, Inc.		12,030,859
					130,795,767

	Total Common Stocks
	(Cost: $296,752,709)				282,000,868

	MONEY MARKET FUND: 0.4%
	(Cost: $937,978)
			Dreyfus Government
	937,978		Cash Management Fund		937,978

Total Investments Before Collateral
	for Securities Loaned: 100.2%
	(Cost: $297,690,687)				282,938,846

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 4.0%
			Dreyfus Government
	11,401,093		Cash Management Fund		11,401,093

			Bank of New York
	187,251		Institutional Cash Reserve Series B		31,364
	Total Collateral
	(Cost: $11,588,344)				11,432,457

	Total Investments: 104.2%
	(Cost: $309,279,031)				294,371,303
Liabilities in excess of other assets: (4.2)%					(11,896,231)
	NET ASSETS: 100.0%				$ 282,475,072

GBP	British Pound
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,172,978.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $148,354,583, which represents 52.5% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $309,406,321 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation				$30,023,791
	Gross Unrealized Depreciation				(45,058,808)
	Net Unrealized Depreciation				$(15,035,017)

	Summary of Investments by Sector			% of
Excluding Collateral for Securities Loaned				Investments	Value
	Coal Mining and Production			91.5%	$258,954,201
	Coal Mining Equipment			1.8	5,039,970
	Coal Mining Services			2.6	7,387,297
	Coal Power Generation			1.6	4,430,089
	Coal Technology			2.2	6,189,311
	Money Market Fund			0.3	$937,978
				100.0%	$282,938,846

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Australia	$ -	$ 29,124,027	$ -	$ 29,124,027
Canada		2,850,518	-	-	2,850,518
	China / Hong Kong	-	64,051,375	-	64,051,375
	Indonesia	-	41,196,869	-	41,196,869
Japan		-	723,067	-	723,067
	Singapore	-	3,660,153	-	3,660,153
	South Africa	-	8,479,341	-	8,479,341
	United Kingdom	-	1,119,751	-	1,119,751
	United States	130,795,767	-	-	130,795,767

	Money Market Fund:
	United States	12,370,435	-	-	12,370,435
Total		$ 146,016,720	$ 148,354,583	$ -	$ 294,371,303

See Note to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.9%
	Austria: 4.4%
	208,704		Verbund - Oesterreichische Elektrizis A.G. #		$10,572,035

	Brazil: 2.6%
	780,164		Cosan Ltd. (Class A) *		6,163,296

	China / Hong Kong: 12.0%
	865,492		Dongfang Electrical Machinery Co. Ltd. #		4,350,130
	882,770		JA Solar Holdings Co. Ltd. (ADR) * †		3,557,563
	299,740		LDK Solar Co. Ltd. (ADR) * †		2,583,759
	165,424		Trina Solar Ltd. (ADR) * †		5,321,690
	478,592		Suntech Power Holdings Co. Ltd. (USD) * †		7,274,598
	430,577		Yingli Green Energy Holding Co. Ltd. (ADR) * †		5,364,989
					28,452,729

	Denmark: 9.4%
	305,884		Vestas Wind Systems A/S * #		22,270,087

	France: 2.4%
	102,854		EDF Energies Nouvelles S.A. #		5,683,470

	Germany: 7.4%
	221,542		Nordex A.G. * † #		3,841,162
	302,203		Q-Cells A.G. * † #		5,730,636
	332,274		Solarworld A.G. † #		7,990,697
					17,562,495

	Japan: 5.0%
	331,204		Kurita Water Industries Ltd. † #		11,887,025

	Norway: 4.3%
	1,180,474		Renewable Energy Corp. A.S. * #		10,358,026

	Portugal: 3.7%
	803,651		EDP Renovaveis S.A. * #		8,841,371

	Spain: 10.2%
	543,471		Gamesa Corporacion Tecnologica S.A. #		12,214,554
	2,426,450		Iberdrola Renovables #		11,956,754
					24,171,308

	United States: 38.5%
	181,619		American Superconductor Corp. * †		6,091,501
	475,335		Covanta Holding Corp. *		8,080,695
	287,630		Cree Inc. *		10,570,403
	302,115		Energy Conversion Devices, Inc. * †		3,498,492
	227,695		EnerSys *		5,036,613
	110,080		First Solar, Inc. * †		16,826,829
	93,038		Fuel Systems Solutions Inc. *		3,348,438
	320,830		International Rectifier Corp. *		6,252,977
	143,457		Itron, Inc. *		9,201,332
	657,005		MEMC Electronic Materials Inc. *		10,925,993
	109,450		Ormat Technologies, Inc.		4,467,749
	238,972		Sunpower Corp. * †		7,142,873
					91,443,895

	Total Common Stocks
	(Cost: $263,144,823)				237,405,737

	MONEY MARKET FUND: 0.5%
	(Cost: $1,421,965)
			Dreyfus Government
	1,421,965		Cash Management Fund		1,421,965

Total Investments Before Collateral
	for Securities Loaned: 100.4%
	(Cost: $264,566,788)				238,827,702

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 28.7%
			Dreyfus Government
	67,997,556		Cash Management Fund		67,997,556

			Bank of New York
	1,089,236		Institutional Cash Reserve		182,447
	Total Collateral
	(Cost: $69,086,792)				68,180,003

	Total Investments: 129.1%
	(Cost: $333,653,580)				307,007,705
Liabilities in excess of other assets: (29.1)%					(69,246,286)
	NET ASSETS: 100.0%				$237,761,419

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $66,787,115.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $115,695,947 which represents 48.7% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $340,459,819 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$25,324,225
Gross Unrealized Depreciation					(58,776,339)
	Net Unrealized Depreciation				($33,452,114)

Summary of Investments by Sector				% of
Excluding Collateral for Securities Loaned				Investments	Value
	Alternate Energy Sources			41.9%	$100,114,318
	Batteries & Battery Systems			9.8	23,504,144
	Electric Services			5.7	13,588,919
Power Conversion & Supply Equipment				22.7	54,101,583
Semiconductors and Related Devices				15.9	38,016,078
Superconductor Product & Systems				3.4	8,080,695
	Money Market Fund			0.6	1,421,965
				100.0%	$238,827,702

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
Austria		$ -	$ 10,572,035	$ -	$10,572,035
	China / Hong Kong	24,102,599	4,350,130	-	28,452,729
	Denmark	-	22,270,087	-	22,270,087
France		-	5,683,470	-	5,683,470
	Germany	-	17,562,495	-	17,562,495
Japan		-	11,887,025	-	11,887,025
Norway		-	10,358,026	-	10,358,026
	Portugal	-	8,841,371	-	8,841,371
Spain		-	24,171,308	-	24,171,308
	United States	97,607,191	-	-	97,607,191

	Money Market Fund:
	United States	69,601,968	-	-	69,601,968
Total		$ 191,311,758	$ 115,695,947	$ -	$307,007,705

See Note to Schedules of Investments

	GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
	COMMON STOCKS: 99.8%
	Australia: 4.2%
	8,809,185		Lihir Gold Ltd. (ADR) * †		$220,670,084

	Canada: 56.6%
	3,853,664		Agnico-Eagle Mines Ltd. (USD) †		$261,471,102
	6,553,500		Aurizon Mines Ltd. (USD) *		28,573,260
	19,241,586		Barrick Gold Corp.		729,256,109
	16,472,917		Eldorado Gold Corp. * †		187,791,254
	5,132,702		Gammon Gold, Inc. (USD) *		43,679,294
	14,647,656		Goldcorp, Inc. (USD)		591,325,873
	13,760,971		Great Basin Gold Ltd. * †		21,054,286
	15,156,144		IAMGOLD Corp.		214,307,876
	13,812,368		Kinross Gold Corp. (USD)		299,728,386
	15,965,938		New Gold, Inc. (USD) *		60,510,905
	3,599,117		PAN American Silver Corp. (USD) *		82,059,868
	13,795,195		Silver Wheaton Corp. (USD) * †		173,681,505
	3,704,602		Tanzanian Royalty Exploration Corp. * †		10,521,070
	21,721,073		Yamana Gold, Inc. (USD) †		232,632,692
					2,936,593,480

Peru: 5.0%
	7,313,192		Cia de Minas Buenaventura S.A. (ADR)		257,497,490

	South Africa: 13.8%
	7,194,704		AngloGold Ashanti Ltd. (ADR)		293,256,135
	16,746,995		Gold Fields Ltd. (ADR)		230,773,591
	17,578,416		Harmony Gold Mining Co. Ltd. (ADR)		192,307,871
					716,337,597

	United Kingdom: 5.6%
	3,293,184		Randgold Resources Ltd. (ADR) †		230,127,698
	2,958,793		Silver Standard Resources, Inc. (ADR) * †		63,199,818
					293,327,516

	United States: 14.6%
	3,111,237		Coeur d'Alene Mines Corp. * †		63,780,359
	9,757,723		Golden Star Resources Ltd. * †		32,883,527
	9,758,296		Hecla Mining Co. * †		42,838,919
	2,443,302		Minefinders Corp. * †		23,797,762
	5,293,507		Nevsun Resources Ltd. *		10,904,624
	9,740,024		Newmont Mining Corp.		428,755,856
	10,561,696		Northgate Minerals Corp. *		28,305,345
	1,681,975		Royal Gold, Inc.		76,698,060
	1,547,810		Seabridge Gold, Inc. * †		44,267,366
	1,752,654		Vista Gold Corp. * †		4,171,317
					756,403,135

	Total Common Stocks
	(Cost: $4,568,619,668)				5,180,829,302

MONEY MARKET FUND (United States): 0.3%
	(Cost: $16,039,509)
			Dreyfus Government
	16,039,509		Cash Management Fund		16,039,509

Total Investments Before Collateral
	for Securities Loaned: 100.1%
	(Cost: $4,584,659,177)				5,196,868,811

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 2.6%
			Dreyfus Government
	136,381,115		Cash Management Fund		136,381,115

			Bank of New York
	2,984,133		Institutional Cash Reserve Series B		499,842
	Total Collateral
	(Cost: $139,365,248)				136,880,957

	Total Investments: 102.7%
	(Cost: $4,724,024,425)				5,333,749,768
Liabilities in excess of other assets: (2.7)%					(140,403,968)
	NET ASSETS: 100.0%				$5,193,345,800

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $137,387,822.

The aggregate cost of investments owned for Federal income tax purposes is $4,735,172,008 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$662,307,306
Gross Unrealized Depreciation					(63,729,546)
	Net Unrealized Appreciation				$598,577,760

Summary of Investments by Industry				% of
Excluding Collateral for Securities Loaned				Investments	Value
	Gold Mining			89.1%	$4,627,280,872
	Metal-Copper			1.2	60,510,905
	Metal-Diversified			0.8	42,838,919
	Precious Metals			2.5	131,257,415
	Silver Mining			6.1	318,941,191
	Money Market Fund			0.3	16,039,509
				100.0%	$5,196,868,811

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Total Investments*	$ 5,333,749,768	$ -	$ -	$ 5,333,749,768

* See Schedule of Investments for security type and geographic sector breakouts

See Note to Schedules of Investments

NUCLEAR ENERGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.7%
Australia: 8.9%
338,920		Energy Resources of Australia Ltd. #		$ 7,513,074
1,951,204		Paladin Energy Ltd. * † #		7,709,586
				15,222,660

Canada: 20.4%
3,931,903		Denison Mines Corp. *		7,290,121
914,170		Forsys Metals Corp. *		3,100,325
1,374,536		Fronteer Development Group, Inc. * †		5,916,665
997,383		Hathor Exploration Ltd. * †		1,635,511
2,226,861		UEX Corp. * †		2,427,492
3,544,520		Uranium One, Inc. *		8,487,297
991,856		Uranium Participation Corp. *		5,997,527
				34,854,938
France: 13.0%
12,803		Areva S.A. † #		7,408,980
249,391		Electricite de France S.A. † #		14,828,184
				22,237,164
Japan: 22.7%
288,523		Hitachi Plant Technologies Ltd. #		1,962,146
2,163,914		IHI Corp. * #		4,388,157
381,774		JGC Corp. #		7,787,363
1,559,905		Kajima Corp. #		4,010,125
3,367,906		Mitsubishi Heavy Industries Ltd. † #		12,744,164
494,076		Taihei Dengyo Kaisha Ltd. #		6,000,971
144,300		Toshiba Plant Systems & Services Corp. † #		1,925,269
				38,818,195
South Africa: 3.0%
1,930,811		First Uranium Corp. *		5,162,981

United States: 31.7%
211,870		American Ecology Corp.		3,961,969
488,060		Cameco Corp.		13,568,068
135,093		Central Vermont Public Service Corp.		2,607,295
430,180		Constellation Energy Group, Inc.		13,924,927
282,609		Exelon Corp.		14,023,059
1,303,133		USEC, Inc. * †		6,111,694
				54,197,012
Total Common Stocks
(Cost: $212,265,370)				170,492,950

MONEY MARKET FUND: 0.4%
(Cost: $642,837)
		Dreyfus Government
642,837		Cash Management Fund		642,837

Total Investments Before Collateral
for Securities Loaned: 100.1%
(Cost: $212,908,207)				171,135,787

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 22.0%
		Dreyfus Government
37,536,307		Cash Management Fund		37,536,307

		Bank of New York
258,247		Institutional Cash Reserve Series B		43,256
Total Collateral
(Cost: $37,794,554)				37,579,563

Total Investments: 122.1%
(Cost: $250,702,761)				208,715,350
Liabilities in excess of other assets: (22.1)%				(37,712,743)
NET ASSETS: 100.0%				$171,002,607

* Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $36,158,556.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $76,278,019, which represents 44.6% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $251,498,870 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 8,121,256
Gross Unrealized Depreciation				(50,904,776)
Net Unrealized Depreciation				$(42,783,519)

Summary of Investments by Sector			% of
Excluding Collateral for Securities Loaned			Investments	Value
Nuclear Fuel Transport			2.3%	$ 3,961,969
Nuclear Plant Builder			22.7	38,818,195
Nuclear Power Generation			30.8	52,792,445
Uranium Enrichment			3.6	6,111,694
Uranium Miners			36.7	62,811,120
Uranium Storage			3.5	5,997,527
Money Market Fund			0.4	642,837
			100.0%	$171,135,787

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Australia	$ -	$15,222,660	$ -	$15,222,660
Canada	34,854,938	-	-	34,854,938
France	-	22,237,164	-	22,237,164
Japan	-	38,818,195	-	38,818,195
South Africa	5,162,981	-	-	5,162,981
United States	54,197,012	-	-	54,197,012

Money Market Fund:
United States	38,222,400	-	-	38,222,400
Total	$ 132,437,331	$76,278,019	$ -	$208,715,350

See Note to Schedules of Investments

RVE HARD ASSETS PRODUCERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.8%
	Argentina: 0.2%
	4,326		Cresud S.A. (ADR)		$55,762
	3,348		Tenaris S.A. (ADR)		119,256
					175,018

	Australia: 3.7%
	58,649		BHP Billiton Ltd. #		1,935,043
	31,674		BlueScope Steel Ltd. #		81,545
	111		Coal & Allied Industries Ltd. #		7,831
	860		Energy Resources of Australia Ltd. #		19,064
	21,733		Fortescue Metals Group Ltd. * #		72,748
	6,570		Lihir Gold Ltd. (ADR) *		164,579
	13,471		Newcrest Mining Ltd. #		379,268
	23,764		OneSteel Ltd. #		63,208
	12,531		Origin Energy Ltd. #		180,086
	54,498		OZ Minerals Ltd. * #		54,681
	11,877		Santos Ltd. #		158,978
	6,690		Woodside Petroleum Ltd. #		307,028
	2,856		WorleyParsons Ltd. #		74,524
					3,498,583

	Austria: 0.4%
	421		Mayr-Melnhof Karton A.G. #		42,685
	2,125		OMV A.G. #		86,003
	3,031		Verbund - Oesterreichische Elektrizis A.G. #		153,537
	2,183		Voestalpine A.G. #		78,227
					360,452

	Brazil: 3.1%
	2,671		Aracruz Celulose S.A. * (ADR)		59,456
	4,644		Cia Saneamento Basico do Estado de Sao Paulo (ADR)		176,147
	7,140		Cia Siderurgica Nacional S.A. (ADR)		218,484
	11,585		Gerdau S.A. (ADR)		155,702
	36,363		Petroleo Brasileiro S.A. (ADR)		1,669,062
	26,744		Vale S.A. (ADR)		618,589
					2,897,440
	Canada: 11.2%
	4,333		Agnico-Eagle Mines Ltd. (USD)		293,994
	24,343		Barrick Gold Corp.		922,600
	7,780		Canadian Natural Resources Ltd. †		522,738
	10,343		Eldorado Gold Corp. *		117,910
	5,364		Enbridge, Inc.		208,123
	10,764		EnCana Corp.		620,114
	1,356		First Quantum Minerals Ltd.		88,438
	2,427		Gerdau Ameristeel Corp. †		19,222
	20,343		Goldcorp, Inc. (USD)		821,247
	3,532		Husky Energy, Inc.		99,184
	10,172		IAMGOLD Corp.		143,392
	3,649		Imperial Oil Ltd. (USD)		138,771
	1,395		Inmet Mining		77,932
	7,796		Ivanhoe Mines Ltd. *		99,947
	19,359		Kinross Gold Corp. (USD)		420,090
	40,439		Potash Corp. of Saskatchewan		3,653,259
	8,650		Silver Wheaton Corp. (USD) *		108,903
	22,345		Suncor Energy, Inc. (USD)		772,243
	14,551		Talisman Energy, Inc.		252,314
	8,421		Teck Cominco Ltd. *		232,167
	2,847		TransAlta Corp.		57,932
	9,623		TransCanada Corp. †		298,505
	32,455		Viterra, Inc *		322,947
	5,805		Viterra, Inc. (Additional Share Issue) *		56,611
	20,414		Yamana Gold, Inc. (USD)		218,634
					10,567,217

	Chile: 0.4%
	6,772		Antofagasta PLC (GBP) #		82,436
	1,462		Cap S.A.		37,600
	5,844		Empresas CMPC S.A.		204,997
	17,693		Inversiones Aguas Metropolitanas S.A.		20,581
					345,614

	China / Hong Kong: 2.2%
	2,750		Aluminum Corp of China Ltd. (ADR) * †		75,323
	274,268		Chaoda Modern Agriculture Holdings Ltd. #		165,039
	224,742		China Agri-Industries Holdings Ltd. #		209,379
	59,352		China Coal Energy Co. Ltd. #		77,054
	24,200		China Molybdenum Co. Ltd. #		19,279
	241,883		China Petroleum & Chemical Corp. #		205,354
	41,691		China Shenhua Energy Co. Ltd. #		180,706
	226,579		CNOOC Ltd. #		305,471
	24,400		Fosun International Ltd. #		16,950
	23,600		Lee & Man Paper Manufacturing Ltd. #		41,418
	73,157		Nine Dragons Paper Holdings Ltd. #		93,676
	302,640		PetroChina Co. Ltd. #		343,501
	11,943		Sino-Forest Corp. (CAD) *		188,164
	4,453		Suntech Power Holdings Co. Ltd. (USD) * †		67,686
	110,241		Zijin Mining Group Ltd. #		107,652
					2,096,652

	Denmark: 0.6%
	8,330		Vestas Wind Systems A/S * #		606,471

	Egypt: 0.0%
	410		Egyptian Iron & Steel Co. #		1,686

	Finland: 0.4%
	1,831		Neste Oil Oyj #		33,848
	1,940		Outokumpu Oyj #		36,596
	1,472		Rautaruukki Oyj #		35,382
	33,205		Stora Enso Oyj (R Shares) #		231,581
					337,407

	France: 3.1%
	176		Eramet #		61,211
	1,574		Technip S.A. #		100,753
	33,995		Total S.A. #		2,018,373
	20,139		Veolia Environment #		773,538
					2,953,875

	Germany: 0.5%
	2,133		Nordex A.G. * #		36,983
	2,432		Q-Cells A.G. * † #		46,118
	668		Salzgitter A.G. #		63,724
	3,418		Solarworld A.G. † #		82,198
	5,831		ThyssenKrupp A.G. #		199,197
					428,220

	Hungary: 0.1%
	654		MOL Hungarian Oil and Gas NyRt #		54,695

	India: 1.3%
	11,276		Reliance Industries Ltd. (GDR) * #		1,039,452
	12,378		Sterlite Industries (ADR)		197,677
					1,237,129

	Indonesia: 0.3%
	38,244		Astra Agro Lestari Tbk PT #		82,739
	276,000		Bumi Resources Tbk PT #		91,003
	31,954		International Nickel Indonesia Tbk PT * #		13,625
	64,000		Perusahaan Perkebunan London Sumatra Industries Tbk PT #		50,308
					237,675

	Ireland: 0.0%
	5,920		Smurfit Kappa Group PLC #		46,841

	Italy: 1.2%
	40,012		ENI S.p.A. #		998,725
	3,604		Saipem S.p.A. #		108,728
	5,117		Saras S.p.A. #		19,758
					1,127,211

	Japan: 2.3%
	5,200		Daio Paper Corp. #		48,880
	1,717		Hitachi Metals Ltd. #		17,586
	7		Inpex Holdings, Inc. #		59,539
	7,164		JFE Holdings, Inc. #		245,605
	43,235		Kobe Steel Ltd. * #		75,396
	4,865		Kurita Water Industries Ltd. #		174,607
	18,829		Mitsubishi Materials Corp. * #		51,906
	12,100		Nippon Mining Holdings, Inc. #		59,448
	18,251		Nippon Oil Corp. #		102,388
	5,600		Nippon Paper Group, Inc. #		161,562
	92,573		Nippon Steel Corp. #		337,861
	31,614		Nippon Suisan Kaisha Ltd. #		94,070
	47,576		OJI Paper Co Ltd. #		214,716
	11,970		Rengo Co. Ltd. #		73,397
	7,183		Sumitomo Forestry Co. Ltd. #		60,213
	60,901		Sumitomo Metal Industries Ltd. #		149,607
	10,423		Sumitomo Metal Mining Ltd. #		170,687
	4,200		TonenGeneral Sekiyu K.K. #		41,087
					2,138,555

	Kazakhstan: 0.1%
	3,487		Kazakhmys PLC (GBP) #		59,802

	Luxembourg: 0.1%
	3,515		Ternium S.A. (ADR) *		93,499

	Malaysia: 1.0%
	43,451		Asiatic Development BHD #		75,221
	396,476		IOI Corp. BHD #		593,073
	54,978		Kuala Lumpur Kepong BHD #		218,677
	42,800		Kulim Malaysia BHD #		91,315
					978,286

	Mexico: 0.2%
	65,953		Grupo Mexico, S.A.B. de C.V. *		121,503
	4,462		Industrias Penoles S.A. de C.V. †		74,441
					195,944

	Netherlands: 2.0%
	13,765		ArcelorMittal S.A. #		512,679
	3,582		CNH Global N.V. (USD) *		61,180
	4,764		Nutreco Holding N.V. #		231,924
	38,658		Royal Dutch Shell PLC #		1,074,685
					1,880,468

	Norway: 1.4%
	6,706		Cermaq ASA * #		54,079
	339,880		Marine Harvest ASA * #		245,939
	12,305		Norsk Hydro ASA * #		81,884
	12,461		Renewable Energy Corp. A.S. * #		109,339
	3,509		SeaDrill Ltd. * #		73,131
	25,014		Yara International ASA #		787,204
					1,351,576

	Papua New Guinea: 0.1%
	13,217		Oil Search Ltd. #		75,011

	Peru: 0.2%
	5,962		Cia de Minas Buenaventura S.A. (ADR)		209,922

	Poland: 0.1%
	2,025		KGHM Polska Miedz S.A. #		60,880
	4,445		Polski Koncern Naftowy Orlen S.A. * #		45,877
	12,904		Polskie Gornictwo Naftowe I Gazownictwo S.A. #		16,094
					122,851

	Portugal: 0.1%
	3,960		Galp Energia, SGPS, S.A. #		68,488
	7,177		Portucel-Empresa Produtora de Pasta e Papel S.A. #		22,036
					90,524

	Russia: 6.1%
	1,710		Evraz Group S.A. (GDR) * # R		44,740
	33,313		JSC MMC Norilsk Nickel (ADR) * #		414,754
	12,176		Lukoil (ADR) #		663,708
	15,025		Magnitogorsk Iron & Steel Works (GDR) * # R		140,218
	2,391		Mechel OAO (ADR)		42,990
	4,342		Novatek OAO (GDR) # R		215,353
	10,474		Novolipetsk Steel (GDR) * #		267,049
	84,587		OAO Gazprom (ADR) #		1,976,242
	10,612		Polyus Gold Co. (ADR) * #		242,957
	137,614		Rosneft Oil Co. (GDR) #		1,039,091
	17,606		Severstal (GDR) # R		136,327
	51,218		Surgutneftegaz (ADR) #		439,683
	4,948		Tatneft (GDR) * #		122,939
					5,746,051

	Singapore: 1.7%
	853,319		Golden Agri-Resources Ltd. * #		258,327
	36,354		Golden Agri-Resources Ltd. Rights
			(SGD 0.54, expiring 7/23/12) *		3,354
	171,065		Olam International Ltd. † #		301,267
	235,764		Wilmar International Ltd. #		1,049,931
					1,612,879

	South Africa: 1.8%
	1,657		African Rainbow Minerals Ltd. #		32,921
	1,346		Anglo Platinum Ltd. * #		119,040
	9,981		AngloGold Ashanti Ltd. (ADR)		406,826
	2,125		ArcelorMittal South Africa Ltd. #		33,827
	2,426		Exxaro Resources Ltd. #		28,915
	19,617		Gold Fields Ltd. (ADR)		270,322
	11,868		Harmony Gold Mining Co. Ltd. (ADR)		129,836
	13,517		Impala Platinum Holdings Ltd. #		313,791
	1,342		Kumba Iron Ore Ltd. #		44,056
	23,864		Sappi Ltd. #		89,567
	5,419		Sasol Ltd. #		203,529
					1,672,630

	South Korea: 0.9%
	978		Hyundai Steel Co. #		62,914
	1,276		POSCO #		528,327
	916		SK Energy Co. Ltd. #		97,539
	476		SK Holdings Co. Ltd. #		45,313
	607		S-Oil Corp. #		32,050
	2,242		Woongjin Coway Co. Ltd. #		71,873
					838,016

	Spain: 0.6%
	2,327		Acerinox, S.A. #		50,050
	423		Compania Espanola de Petroleos, S.A. #		15,649
	8,039		Gamesa Corporacion Tecnologica S.A. #		180,677
	11,522		Repsol YPF, S.A. #		313,293
	610		Sociedad General de Aguas de Barcelona S.A. #		15,726
					575,395

	Sweden: 0.5%
	2,432		Holmen AB #		66,944
	32,222		Svenska Cellulosa AB (Class B) #		436,378
					503,322

	Switzerland: 3.2%
	13,271		Syngenta A.G. #		3,045,779

	Taiwan: 0.3%
	181,128		China Steel Corp. #		167,864
	29,420		Formosa Petrochemical Corp. #		76,810
					244,674

	Turkey: 0.1%
	10,177		Eregli Demir ve Celik Fabrikalari T.A.S. * #		44,174
	1,762		Tupras-Turkiye Petrol Rafinerileri A.S. #		29,408
					73,582

	United Kingdom: 7.1%
	23,012		Anglo American PLC * #		734,873
	48,170		BG Group PLC #		840,184
	268,657		BP Amoco PLC #		2,381,738
	1,964		Cairn Energy PLC * #		87,848
	4,030		Lonmin PLC * #		107,994
	19,916		Mondi PLC #		98,761
	15,661		Northumbrian Water Group PLC #		61,874
	14,265		Pennon Group PLC #		108,623
	3,670		Petrofac Ltd. #		58,125
	2,134		Randgold Resources Ltd. (ADR)		149,124
	23,428		Rio Tinto PLC #		996,606
	9,667		Severn Trent PLC #		150,362
	11,499		Tullow Oil PLC #		208,209
	27,836		United Utilities Group PLC #		203,685
	33,673		Xstrata PLC #		496,968
					6,684,974

	United States: 41.2%
	12,659		AGCO Corp. *		349,768
	21,487		Agrium, Inc.		1,069,838
	17,036		Alcoa, Inc.		223,512
	1,710		Allegheny Technologies, Inc.		59,833
	7,168		Anadarko Petroleum Corp.		449,649
	2,494		Andersons, Inc.		87,789
	4,808		Apache Corp.		441,519
	5,541		Aqua America, Inc. †		97,743
	87,886		Archer-Daniels-Midland Co.		2,568,029
	4,443		Baker Hughes, Inc.		189,538
	4,193		BJ Services Co.		81,470
	18,146		Bunge Ltd.		1,136,121
	1,476		Cabot Oil & Gas Corp.		52,767
	6,868		Cameco Corp.		190,930
	3,109		Cameron International Corp. *		117,582
	6,631		CF Industries Holdings, Inc.		571,791
	8,967		Chesapeake Energy Corp.		254,663
	28,742		Chevron Corp.		2,024,299
	2,299		Cliffs Natural Resources, Inc.		74,396
	21,246		ConocoPhillips		959,469
	2,601		Consol Energy, Inc.		117,331
	433		Continental Resources, Inc. *		16,961
	10,219		Corn Products International, Inc.		291,446
	11,260		Darling International, Inc. *		82,761
	57,868		Deere & Co.		2,483,695
	3,578		Denbury Resources, Inc. *		54,135
	6,376		Devon Energy Corp.		429,296
	988		Diamond Offshore Drilling, Inc. †		94,374
	2,331		Domtar Corp. (USD) *		82,098
	10,049		El Paso Corp.		103,706
	2,024		ENSCO International, Inc.		86,101
	3,590		EOG Resources, Inc.		299,801
	1,881		Equitable Resources, Inc.		80,131
	69,964		Exxon Mobil Corp.		4,800,230
	1,960		First Solar, Inc. * †		299,606
	1,770		FMC Technologies, Inc. *		92,465
	7,192		Freeport-McMoRan Copper & Gold, Inc.		493,443
	12,857		Halliburton Co.		348,682
	1,516		Helmerich & Payne, Inc.		59,927
	4,184		Hess Corp.		223,676
	23,443		International Paper Co.		521,138
	1,637		Itron, Inc. *		104,997
	1,693		Lindsay Corp.		66,670
	10,156		Marathon Oil Corp.		323,976
	3,281		McDermott International, Inc. *		82,911
	9,271		MeadWestvaco Corp.		206,836
	74,718		Monsanto Co.		5,783,173
	21,911		Mosaic Co.		1,053,262
	2,737		Murphy Oil Corp.		157,569
	4,067		Nabors Industries Ltd. *		85,000
	5,651		Nalco Holding Co.		115,789
	5,984		National Oilwell Varco, Inc. *		258,090
	1,896		Newfield Exploration Co. *		80,694
	13,639		Newmont Mining Corp.		600,389
	7,479		Nexen, Inc.		168,801
	3,757		Nobel Corp.		142,616
	2,490		Noble Energy, Inc.		164,240
	5,488		Nucor Corp.		257,991
	11,625		Occidental Petroleum Corp.		911,400
	806		Ormat Technologies, Inc.		32,901
	5,552		Packaging Corp. of America		113,261
	3,834		Peabody Energy Co.		142,701
	3,954		Petrohawk Energy Corp. *		95,726
	1,957		Plains Exploration & Production Co. *		54,131
	2,492		Pride International, Inc. *		75,856
	2,496		Questar Corp.		93,750
	2,248		Range Resources Corp.		110,961
	1,108		Reliance Steel & Aluminum Co.		47,156
	2,076		Rock-Tenn Co. (Class A)		97,800
	17,161		Schlumberger Ltd.		1,022,796
	52		Seaboard Corp.		67,601
	3,153		Smith International, Inc.		90,491
	16,264		Smithfield Foods, Inc. * †		224,443
	3,114		Southern Copper Corp.		95,569
	4,929		Southwestern Energy Co. *		210,370
	9,251		Spectra Energy Corp.		175,214
	3,666		Steel Dynamics, Inc.		56,236
	3,948		Sunpower Corp.* †		118,006
	5,780		Temple-Inland, Inc.		94,908
	13,646		Terra Industries, Inc.		473,107
	4,921		Tractor Supply Co. *		238,275
	4,580		Transocean, Inc. *		391,727
	41,882		Tyson Foods, Inc.		528,970
	2,178		Ultra Petroleum Corp. *		106,635
	2,502		United States Steel Corp.		111,014
	7,976		Valero Energy Corp.		154,655
	10,458		Weatherford International Ltd. *		216,794
	11,458		Weyerhaeuser Co.		419,936
	8,327		Williams Cos, Inc.		148,803
	8,300		XTO Energy, Inc.		342,956
					38,778,862

	Total Common Stocks
	(Cost: $88,312,805)				93,944,788

MONEY MARKET FUND: 0.2%
	(Cost: $175,044)
			Dreyfus Government
	175,044		Cash Management Fund		175,044

Total Investments Before Collateral
	for Securities Loaned: 100.0%
	(Cost: $88,487,849)				94,119,832

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 1.2%
	(Cost: $1,117,009)
			Dreyfus Government
	1,117,009		Cash Management Fund		1,117,009

	Total Investments: 101.2%
	(Cost: $89,604,858)				95,236,841
Liabilitiess in excess of other assets: (1.2)%					(1,121,180)
	NET ASSETS: 100.0%				$94,115,660

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,084,260.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $39,006,647 which represents 41.4% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $86,901,155 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$10,805,658
Gross Unrealized Depreciation					(1,352,963)
Net Unrealized Appreciation					$9,452,695

Summary of Investments by Sector				% of
Excluding Collateral for Securities Loaned				Investments	Value
	Agriculture			30.2%	$28,463,087
	Alternative Energy Sources			2.2	2,029,222
	Base/Industrial Metals			13.4	12,607,256
Energy				41.1	38,657,739
	Forest Products			4.2	3,955,524
	Precious Metals			6.8	6,436,019
Water				1.9	1,795,941
	Money Market Fund			0.2	175,044
				100.0%	$94,119,832

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Argentina	$ 175,018	$ -	$ -	$175,018
	Australia	164,579	3,334,004	-	3,498,583
Austria		-	360,452	-	360,452
Brazil		2,897,440	-	-	2,897,440
Canada		10,567,217	-	-	10,567,217
Chile		263,178	82,436	-	345,614
	China / Hong Kong	331,173	1,765,479	-	2,096,652
Denmark		-	606,471	-	606,471
Egypt		-	1,686	-	1,686
Finland		-	337,407	-	337,407
France		-	2,953,875	-	2,953,875
Germany		-	428,220	-	428,220
Hungary		-	54,695	-	54,695
India		197,677	1,039,452	-	1,237,129
	Indonesia	-	237,675	-	237,675
Italy		-	1,127,211	-	1,127,211
Ireland		-	46,841	-	46,841
Japan		-	2,138,555	-	2,138,555
	Kazakhstan	-	59,802	-	59,802
	Luxembourg	93,499	-	-	93,499
	Malaysia	-	978,286	-	978,286
Mexico		195,944	-	-	195,944
	Netherlands	61,180	1,819,288	-	1,880,468
Norway		-	1,351,576	-	1,351,576
	Papua New Guinea	-	75,011	-	75,011
Peru		209,922	-	-	209,922
Poland		-	122,851	-	122,851
Portugal		-	90,524	-	90,524
Russia		42,990	5,703,061	-	5,746,051
	Singapore	3,354	1,609,525	-	1,612,879
	South Africa	806,984	865,646	-	1,672,630
	South Korea	-	838,016	-	838,016
Spain		-	575,395	-	575,395
Sweden		-	503,322	-	503,322
	Switzerland	-	3,045,779	-	3,045,779
Taiwan		-	244,674	-	244,674
Turkey		-	73,582	-	73,582
	United Kingdom	149,124	6,535,850	-	6,684,974
	United States	38,778,862	-	-	38,778,862

	Money Market Fund:
	United States	1,292,053	-	-	1,292,053
Total		$ 56,230,194	$ 39,006,647	$ -	$95,236,841

See Note to Schedules of Investments

	SOLAR ENERGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
	COMMON STOCKS: 99.6%
	Canada: 3.7%
	84,961		5N Plus, Inc. *		$ 497,117
	41,268		Canadian Solar, Inc. * †		710,635
					1,207,752

	China/Hong Kong: 25.1%
	40,666		China Sunergy Co. Ltd. (ADR) * †		176,084
	241,774		JA Solar Holdings Co. Ltd. (ADR) *		974,349
	71,155		LDK Solar Co. Ltd. (ADR) * †		613,356
	77,696		Renesola Ltd. (ADR) * †		373,718
	45,495		Solarfun Power Holdings Co. Ltd. * †		261,141
	195,471		Suntech Power Holdings Co. Ltd. (ADR) * †		2,971,159
	46,041		Trina Solar Ltd. (ADR) * †		1,481,139
	104,855		Yingli Green Energy Holding Co. Ltd. (ADR) * †		1,306,493
					8,157,439

	Germany: 24.8%
	11,737		Aleo Solar A.G. * #		155,165
	16,636		Centrotherm Photovoltaics A.G. * #		799,663
	12,482		Phoenix Solar A.G. #		745,727
	79,609		Q-Cells A.G. * † #		1,509,615
	22,877		Roth & Rau A.G. * #		873,819
	15,580		SMA Solar Technology A.G. #		1,599,178
	19,385		Solar Millennium A.G. * #		670,542
	62,199		Solarworld A.G. † #		1,495,794
	14,951		Solon A.G. Fuer Solartechnik * † #		199,512
					8,049,015

	Norway: 11.4%
	422,879		Renewable Energy Corp. A.S. * † #		3,710,536

	Spain: 1.1%
	72,658		Solaria Energía y Medio Ambiente, S.A. * † #		338,228

	United Kingdom: 2.1%
	567,730		PV Crystalox Solar PLC #		673,747

	United States: 31.4%
	30,011		Ascent Solar Technologies, Inc. * †		226,283
	85,278		Energy Conversion Devices, Inc. * †		987,519
	345,986		Evergreen Solar, Inc. * †		664,293
	22,561		First Solar, Inc. * †		3,448,674
	56,579		GT Solar International, Inc. *		328,724
	181,781		MEMC Electronic Materials, Inc. *		3,023,018
	50,892		Sunpower Corp. * †		1,521,162
					10,199,673

	Total Common Stocks
	(Cost: $35,038,219)				32,336,390

	MONEY MARKET FUND: 0.7%
	(Cost: $245,236)
			Dreyfus Government
	245,236		Cash Management Fund		245,236

	Total Investments Before Collateral
	for Securities Loaned: 100.3%
	(Cost: $35,283,455)				32,581,626

	SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 22.1%
			Dreyfus Government
	7,146,058		Cash Management Fund		7,146,058

			Bank of New York
	100,397		Institutional Cash Reserve Series B		16,817
	Total Collateral
	(Cost: $7,246,455)				7,162,875

	Total Investments: 122.4%
	(Cost: $42,529,910)				39,744,501
Liabilities in excess of other assets: (22.4)%					(7,270,627)
	NET ASSETS: 100.0%				$ 32,473,874

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,907,276.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,771,526 which represents 39.3% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $42,639,007 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation				$3,284,494
	Gross Unrealized Depreciation				(6,179,000)
	Net Unrealized Depreciation				$(2,894,506)

				% of
	Summary of Investments by Sector			Investments	Value
	Alternate Energy Sources			76.2%	$24,821,345
	Power Conversion & Supply Equipment			2.9	945,239
	Semiconductors and Related Devices			18.6	6,072,689
	Superconductor Products & Systems			1.5	497,117
	Money Market Fund			0.8	245,236
				100.0%	$32,581,626

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
Canada		$ 1,207,752	$ -	$ -	$ 1,207,752
	China / Hong Kong	8,157,439	-	-	8,157,439
Germany		-	8,049,015	-	8,049,015
Norway		-	3,710,536	-	3,710,536
Spain		-	338,228	-	338,228
	United Kingdom	-	673,747	-	673,747
	United States	10,199,673	-	-	10,199,673

	Money Market Fund:
	United States	7,408,111	-	-	7,408,111
Total		$ 26,972,975	$ 12,771,526	$ -	$39,744,501

See Note to Schedules of Investments

	STEEL ETF
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.8%
	Brazil: 22.1%
	435,950		Cia Siderurgica Nacional S.A. (ADR) †		$13,340,070
	968,961		Gerdau S.A. (ADR) †		13,022,836
	1,329,161		Vale S.A. (ADR)		30,743,494
					57,106,400

	Canada: 4.6%
	1,508,065		Gerdau Ameristeel Corp. †		11,943,875

	Luxembourg: 4.5%
	436,364		Ternium S.A. (ADR) * †		11,607,283

	Mexico: 1.2%
	367,732		Grupo Simec S.A.B. de C.V. (ADR) † *		2,997,016

	Netherlands: 10.3%
	715,074		ArcelorMittal (USD) †		26,557,848

	Russia: 4.7%
	668,787		Mechel OAO (ADR)		12,024,790

	South Korea: 6.3%
	156,872		POSCO (ADR)		16,305,276

	United Kingdom: 11.8%
	178,446		Rio Tinto PLC		30,387,569

	United States: 34.3%
	50,778		A.M. Castle & Co.		504,733
	242,473		AK Steel Holding Corp.		4,783,992
	333,422		Allegheny Technologies, Inc.		11,666,436
	97,592		Carpenter Technology Corp.		2,282,677
	354,537		Cliffs Natural Resources Inc.		11,472,817
	249,429		Commercial Metals Co.		4,464,779
	66,805		Gibraltar Industries, Inc.		886,502
	22,511		LB Foster Co. *		688,386
	244,960		Nucor Corp.		11,515,570
	24,123		Olympic Steel, Inc.		692,089
	162,863		Reliance Steel & Aluminum Co.		6,931,449
	62,620		Schnitzer Steel Industries, Inc.		3,334,515
	690,932		Steel Dynamics, Inc.		10,598,897
	214,601		Timken Co.		5,028,102
	246,116		United States Steel Corp.		10,920,167
	15,004		Universal Stainless & Alloy Products, Inc. *		273,823
	175,312		Worthington Industries, Inc.		2,436,837
					88,481,771
	Total Common Stocks
	(Cost: $268,040,873)				257,411,828

	MONEY MARKET FUND: 0.5%
	(Cost: $1,193,206)
			Dreyfus Government
	1,193,206		Cash Management Fund		$1,193,206

Total Investments Before Collateral
	for Securities Loaned: 100.3%
	(Cost: $269,234,079)				258,605,034

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 14.2%
			Dreyfus Government
	36,718,300		Cash Management Fund		36,718,300

			Bank of New York
	594,624		Institutional Cash Reserve Series B		99,599
	Total Collateral
	(Cost: $37,312,924)				36,817,899

	Total Investments: 114.5%
	(Cost: $306,547,003)				295,422,933
Liabilities in excess of other assets: (14.5)%					(37,430,429)
	NET ASSETS: 100.0%				$257,992,504

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $35,417,509.

The aggregate cost of investments owned for Federal income tax purposes is $307,783,021 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$15,495,826
Gross Unrealized Depreciation					(27,855,914)
	Net Unrealized Depreciation				$ (12,360,088)

Summary of Investments by Sector Excluding				% of
	Collateral for Securities Loaned			Investments	Value
	Diversified			26.5%	$ 68,579,217
	Metal Processors & Fabricators			22.9	59,305,235
	Specialty Steel			1.0	2,556,500
	Steel Producers			49.1	126,970,876
	Money Market Fund			0.5	1,193,206
				100.0%	$258,605,034

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Total Investments*	$ 295,422,933	$ -	$ -	$295,422,933

* See Schedule of Investments for security type and geographic sector breakouts

See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments September 30, 2009 (unaudited)

Security Valuation -  Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 30, 2009

By  Bruce J. Smith,    Chief Financial Officer, Market Vectors ETF Trust

Date: November 30, 2009